Share capital and reserves (Tables)	6 Months Ended
Jun. 30, 2024
Share capital and reserves
Schedule of share capital

Share capital as at June 30, 2024 and December 31, 2023 consisted from the following:

	2023	2023
	Number of shares	US$

Ordinary shares of $0 each	19,764,141	—
	19,764,141	—

Issued and fully paid
Balance at January 1, 2023	19,709,240	—
Issue of shares resulting from options exercise	54,901	—
Balance at December 31, 2023	19,764,141	—

	2024	2024
	Number of shares	US$

Ordinary shares of $0 each	18,106,375	—
	18,106,375	—

Issued and fully paid
Balance at January 1, 2024	19,764,141	—
Issue of ordinary shares related to business combination	84,298	—
Issue of shares resulting from options exercise	14,963	—
Repurchase of shares to Cubic Games Studio Ltd’s previous shareholders	(101,601)	—
Buy-back of the shares resulted from Tender offer	(1,655,426)	—
Balance at June 30, 2024	18,106,375	—